PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

	As of December 31,
	2025	2024
ASSETS
Amounts due from related parties	3,104	2,941
Investments in subsidiaries	$31,364,527	$39,656,197
Total Assets	$31,367,631	$39,659,138
Shareholders’ Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2025 and 2024	29	29
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 40,979,382 shares issued, 30,752,370 shares outstanding as of December 31, 2025; 35,728,625 shares issued,25,555,096 shares outstanding as of December 31, 2024 *	$3,075	2,556
Additional paid-in capital *	28,658,524	11,441,712
Retained earnings	4,077,897	31,355,902
Accumulated other comprehensive loss	(1,371,894)	(3,141,061)
Total Shareholders’ Equity	31,367,631	39,659,138
Total Liabilities and Shareholders’ Equity	$31,367,631	$39,659,138

Schedule of condensed statements of comprehensive income

	For the years ended
	December 31,
	2025	2024	2023
Share of profit/(loss) in subsidiaries, net (Note a)	$(27,278,005)	$12,453,369	$10,545,978
Income/(loss) before income tax	(27,278,005)	12,453,369	10,545,978
Income tax provision	—	—	—
Net income/(loss)	(27,278,005)	12,453,369	10,545,978
Other comprehensive income/(loss)
Foreign currency translation gain /(loss)	$1,769,167	$(1,135,939)	$(728,688)
Comprehensive income/(loss)	$(25,508,838)	$11,317,430	$9,817,290

Schedule of condensed statements of cash flows

	For the years ended
	December 31,
	2025	2024	2023
Cash flows from operating activities
Net income/(loss)	$(27,278,005)	$12,453,369	$10,545,978
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Equity income/loss in subsidiaries	(27,278,005)	(12,453,369)	(10,545,978)
Net cash provided by operating activities	—	—	—
Cash at beginning of year	$—	$—	$—
Cash at the end of the year	$—	$—	$—